Financial Information of Parent Company - Condensed Statement of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (239,284,796)	$ (34,802,530)	¥ (112,092,907)	¥ (667,089,945)
Adjustments for:
Employee share-based compensation expense	3,898,328	566,988	38,029,713	28,051,735
Fair value change on warrants liability	(2,251,427)	(327,456)	(12,615,466)	(48,057,204)
Amortization of discount and interest on convertible note	98,308,205	14,298,335	76,990,826	50,409,270
Foreign exchange loss (gain)	20,331,430	2,957,084	(19,206,747)	13,131,779
Recovery of equity investment in excess of cost	0	0	(60,548,651)	0
Consulting fee paid by equity	4,172,800	606,909	13,454,692	0
Change in prepayments and other current assets	(20,575,190)	(2,992,537)	3,169,076	(2,162,566)
Change in accounts payable	905,990	131,771	2,073,797	(4,200,259)
Change in accrued expenses and other current liabilities	(2,408,745)	(350,338)	(7,943,127)	(1,061,524)
Net cash used in operating activities	(101,200,526)	(14,719,004)	(86,651,662)	(179,768,316)
Cash flows from investing activity:
Settlement payment from investee	0	0	165,812,500	0
Cash flows from financing activities:
Proceeds from stock option exercises	0	0	0	2,142,549
Net cash provided by (used in) financing activities	(18,357,011)	(2,669,916)	44,073,433	190,092,342
Net change in cash and cash equivalents	(138,367,571)	(20,124,727)	103,745,944	(10,132,465)
Cash and cash equivalents, beginning of year	142,624,020	20,743,802	38,878,076	49,010,541
Cash and cash equivalents, end of year	4,256,449	619,075	142,624,020	38,878,076
Supplement disclosure of cash flow information:
Interest paid	260,073	37,826	892,159	1,077,374
Income taxes paid	0	0	0	0
Parent Company
Cash flows from operating activities:
Net loss	(217,092,926)	(31,574,856)	(118,165,850)	(593,781,589)
Adjustments for:
Employee share-based compensation expense	3,645,751	530,252	37,727,861	27,689,259
Fair value change on warrants liability	2,251,427	327,456	12,615,466	48,057,204
Amortization of discount and interest on convertible note	98,308,205	14,298,335	76,990,826	50,409,270
Foreign exchange loss (gain)	(1,963,364)	(285,560)	(35,473,519)	17,116,102
Recovery of equity investment in excess of cost	0	0	(60,548,651)	0
Equity in loss of subsidiaries and VIEs	83,384,302	12,127,744	64,909,389	539,087,871
Consulting fee paid by equity	4,172,800	606,909	13,454,692	0
Change in prepayments and other current assets	(2,971)	(432)	915,269	(62,274)
Change in accounts payable	0	0	0	(148,204)
Change in amounts due from intercompany	30,882,203	4,491,630	(130,954,737)	3,021,127
Change in accrued expenses and other current liabilities	898,712	130,712	(2,092,500)	2,613,023
Net cash used in operating activities	(18,715)	(2,722)	(165,852,686)	(2,112,619)
Cash flows from investing activity:
Settlement payment from investee	0	0	165,812,500	0
Cash flows from financing activities:
Proceeds from stock option exercises	0	0	0	2,142,554
Net cash provided by (used in) financing activities	0	0	0	2,142,554
Net change in cash and cash equivalents	(18,715)	(2,722)	(40,186)	29,935
Cash and cash equivalents, beginning of year	18,733	2,725	58,919	28,984
Cash and cash equivalents, end of year	18	3	18,733	58,919
Supplement disclosure of cash flow information:
Interest paid	0	0	0	0
Income taxes paid	¥ 0	$ 0	¥ 0	¥ 0